Intangible assets, net - Summary of Finite-Lived Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Indefinite and Definite Lived Intangible Assets [Roll Forward]
Balance, beginning of year	$ 91,500,000	$ 85,723,000
Additions	31,146,000	26,372,000
Acquisitions	0	7,868,000
Amortization	(27,975,000)	(28,985,000)	$ (27,288,000)
Impairment charges	0	0
Foreign currency translation adjustment	3,988,000	522,000
Assets held for sale (Note 32)	(8,238,000)	0
Balance, end of year	$ 90,421,000	$ 91,500,000	$ 85,723,000